INTEREST BEARING LOANS AND BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2024
Borrowings [abstract]
Summary of Outstanding Debt and Movements in Borrowings
Outstanding debt as of December 31, 2024 and December 31, 2023 was as follows:

(in thousands of $)	December 31, 2024	December 31, 2023
U.S. dollar denominated floating rate debt
$252.4 million term loan facility	39,285	174,125
$34.8 million term loan facility	14,259	16,370
$250.7 million term loan facility	—	119,088
$219.6 million term loan facility	203,122	—
$606.7 million term loan facility	594,586	—
$100.8 million term loan facility	70,050	77,725
$328.4 million term loan facility	—	169,705
$321.6 million term loan facility	—	165,203
$129.4 million term loan facility	114,498	124,415
$104.0 million term loan facility	84,703	92,422
$60.6 million term loan facility	55,939	60,600
$63.5 million term loan facility	58,918	63,450
$544.0 million lease financing	—	429,352
$512.1 million lease financing	512,057	—
$42.9 million term loan facility	32,175	34,559
$62.5 million term loan facility	46,875	50,347
$94.5 million term loan facility	90,349	—
$133.7 million term loan facility	55,048	115,502
$58.5 million term loan facility	48,750	52,000
$58.5 million term loan facility	48,750	52,000
$130.0 million term loan facility	114,563	121,062
$65.0 million term loan facility	58,500	61,750
$65.0 million term loan facility	57,688	60,937
$65.0 million term loan facility	58,681	62,292
$65.0 million term loan facility	59,312	62,562
$1,410.0 million term loan facility	1,335,925	891,324
$539.9 million Shareholder loan facility	—	235,000
Total U.S. dollar denominated floating rate debt	3,754,033	3,291,790
U.S. dollar denominated fixed rate debt
$275.0 million revolving credit facility	—	175,000
Total U.S. dollar denominated fixed rate debt	—	175,000
Debt issuance costs	(48,188)	(42,720)
Accrued finance expense	38,543	32,393
Total debt	3,744,388	3,456,463
Short-term debt and current portion of long-term debt	460,318	261,999
Long-term portion of debt	3,284,070	3,194,464
Proceeds and repayments of debt in the year ended December 31, 2024 are summarized as follows:

(in thousands of $)	December 31, 2023	Proceeds	Repayments	Other	December 31, 2024
Total U.S. dollar denominated floating rate debt	3,279,626	2,167,296	(1,705,055)	2,521	3,744,388
Total U.S. dollar denominated fixed rate debt	176,837	—	(175,000)	(1,837)	—
Total debt	3,456,463	2,167,296	(1,880,055)	684	3,744,388

Proceeds and repayments of debt in the year ended December 31, 2023 are summarized as follows:

(in thousands of $)	December 31, 2022	Proceeds	Repayments	Other	December 31, 2023
Total U.S. dollar denominated floating rate debt	2,178,430	1,509,749	(402,187)	(6,366)	3,279,626
Total U.S. dollar denominated fixed rate debt	211,884	99,700	(134,400)	(347)	176,837
Total debt	2,390,314	1,609,449	(536,587)	(6,713)	3,456,463

Proceeds and repayments of debt in the year ended December 31, 2022 are summarized as follows:

(in thousands of $)	January 1, 2022	Proceeds	Repayments	Other	December 31, 2022
Total U.S. dollar denominated floating rate debt	2,114,625	651,248	(597,834)	10,391	2,178,430
Total U.S. dollar denominated fixed rate debt	210,950	—	—	934	211,884
Total debt	2,325,575	651,248	(597,834)	11,325	2,390,314

Schedule of Assets Pledged	Assets pledged

(in thousands of $)	December 31, 2024	December 31, 2023
Vessels	5,246,518	4,632,901